Fair Value of Financial Instruments (Details) - Schedule of Derivative Liabilities at Fair Value - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Inputs, Level 1 [Member]
Fair Value of Financial Instruments (Details) - Schedule of Derivative Liabilities at Fair Value [Line Items]
Derivative liability	$ 0	$ 0	$ 0
Fair Value, Inputs, Level 2 [Member]
Fair Value of Financial Instruments (Details) - Schedule of Derivative Liabilities at Fair Value [Line Items]
Derivative liability	0	0	0
Fair Value, Inputs, Level 3 [Member]
Fair Value of Financial Instruments (Details) - Schedule of Derivative Liabilities at Fair Value [Line Items]
Derivative liability	0	807,692	1,488,423
Fair Value, Inputs, Level 1, 2 and 3 [Member]
Fair Value of Financial Instruments (Details) - Schedule of Derivative Liabilities at Fair Value [Line Items]
Derivative liability	$ 0	$ 807,682	$ 1,488,423